STOCKHOLDERS' EQUITY (Details)	Jul. 23, 2021 $ / shares	Jun. 30, 2021 Vote $ / shares shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 shares	Aug. 03, 2020 shares	Jul. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Common Stock, Shares Authorized		498,017,734		498,017,734	450,000,098				335,130,459
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001			$ 0.0001				$ 0.0001
Common Stock, Shares, Issued		13,917,981			10,889,451				8,051,722
Common Stock, Shares, Outstanding		13,917,981			10,889,451				8,051,722
Class A common stock subject to possible redemption		437,182,072			362,011,991				190,084,166
Churchill Capital Corp IV
Preferred Stock, Shares Authorized		1,000,000			1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001			$ 0.0001
Preferred Stock, Shares Issued		0	0		0
Preferred Stock, Shares Outstanding		0	0		0
Class A common stock subject to possible redemption					185,343,777	186,248,002	191,473,711
Sponsor | Churchill Capital Corp IV
Equity Method Investment, Ownership Percentage		20.00%			20.00%
Class A Common Stock
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Class A Common Stock | Churchill Capital Corp IV
Common Stock, Shares Authorized					400,000,000			400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001			$ 0.0001			$ 0.0001
Common shares, votes per share		1						1
Common Stock, Shares, Issued		0			21,656,223
Common Stock, Shares, Outstanding		0			21,656,223
Class A common stock subject to possible redemption		207,000,000			185,343,777
Class B Common Stock | Churchill Capital Corp IV
Common Stock, Shares Authorized		100,000,000			100,000,000			100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001			$ 0.0001			$ 0.0001
Common shares, votes per share		1						1
Common Stock, Shares, Issued		51,750,000	51,750,000		51,750,000			51,750,000
Common Stock, Shares, Outstanding		51,750,000	51,750,000		51,750,000			51,750,000